Summary of Significant Accounting Policies - Property Plant and Equipment (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Property, Plant and Equipment
Impairment of property, plant and equipment	$ 0	$ 0	$ 0	$ 0
Loss on disposal of property and equipment	$ 0	$ 0	$ 0	$ 43,000
Office equipment
Property, Plant and Equipment
Property, plant and equipment (useful life)			3 years
Lab equipment | Minimum
Property, Plant and Equipment
Property, plant and equipment (useful life)			5 years
Lab equipment | Maximum
Property, Plant and Equipment
Property, plant and equipment (useful life)			10 years
Furniture and fixtures
Property, Plant and Equipment
Property, plant and equipment (useful life)			5 years